Geographical Disclosure	12 Months Ended
Dec. 31, 2021
Disclosure of geographical areas [abstract]
Geographical Disclosure	GEOGRAPHICAL DISCLOSURE
The following table reconciles oil and gas sales by country:

($ millions) (1)	2021	2020
Canada
Crude oil and condensate sales	2,361.8	1,307.5
NGL sales	213.5	74.2
Natural gas sales	160.0	64.8
Total Canada	2,735.3	1,446.5
U.S.
Crude oil and condensate sales	381.9	218.6
NGL sales	61.0	17.3
Natural gas sales	28.3	9.8
Total U.S.	471.2	245.7
Total oil and gas sales	3,206.5	1,692.2
(1)Oil and gas sales are reported before realized derivatives.
The following table reconciles non-current assets by country:

($ millions)	2021	2020
Canada	7,551.0	5,520.6
U.S.	1,209.3	846.6
Total	8,760.3	6,367.2